Shareholder Report, Average Annual Return (Details)		7 Months Ended
	Mar. 06, 2024	Sep. 30, 2024
C000248219
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
BlackRock Allocation Target Shares: Series I Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index